Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2014
Asset Acquired and Liabilities Assumed on Acquisition

Final determinations of the purchase price allocation for these acquisitions have been completed, and are aggregated by year of purchase in the following table:

	Fiscal 2014 Acquisitions			Fiscal 2013 Acquisitions
(In thousands)	Weighted- Average Intangible Asset Amortization Life (In Years)	Total		Weighted- Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$10,874			$67,397
Property, plant and equipment		4,234			46,306
Goodwill	N/A	21,296		N/A	260,789
Tradenames - indefinite lives	N/A	2,000		N/A	38,448
Other intangible assets	14	19,462		9	103,593
Other long-term assets		—			8,171

Total Assets Acquired		$57,866			$524,704

Liabilities assumed		(18,361)			(120,372)

Net Assets Acquired		$39,505	(1)		$404,332	(2)

(1)	Figure includes cash acquired of $0.3 million.
(2)	Figure includes cash acquired of $6.9 million.

Property, Plant and Equipment

May 31,	2014	2013
(In thousands)
Land	$50,245	$45,281
Buildings and leasehold improvements	328,269	311,869
Machinery and equipment	813,162	770,973

Total property, plant and equipment, at cost	1,191,676	1,128,123
Less: allowance for depreciation and amortization	658,871	635,760

Property, plant and equipment, net	$532,805	$492,363

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2014	2013
(In thousands)
Raw material and supplies	$213,981	$185,590
Finished goods	399,663	363,090

Total Inventory	$613,644	$548,680

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2014	2013	2012
(In thousands)
Interest (income)	$(6,327)	$(6,814)	$(5,031)
Loss (gain) on sale of marketable securities	(7,353)	(11,664)	862
Other-than-temporary impairment on securities	161	14,279	1,604
Dividend (income)	(2,196)	(1,979)	(1,621)

Investment (income), net	$(15,715)	$(6,178)	$(4,186)

Other (Income) Expense, Net

Other (income) expense, net, consists of the following components:

Year Ended May 31,	2014	2013	2012
(In thousands)
Royalty (income), net	$(1,195)	$(2,069)	$(1,520)
Loss on Brazil operational repositioning	—	6,087
Loss on Kemrock conversion option	—	9,030
(Income) loss related to unconsolidated equity affiliates	(2,888)	44,671	(8,079)

Other (income) expense, net	$(4,083)	$57,719	$(9,599)